Long-term debt (Details 2) - Revolving Credit Facilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Long-Term Debt [Line Items]
Total facility amount	$ 1,800,000	$ 1,400,000
Amount drawn	(1,392,206)	(899,595)
Letters of credit outstanding	(15,400)	(7,400)
Unutilized capacity	$ 392,394	$ 493,005